Leases - Components of Lease Expenses (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Operating lease costs	$ 273,000	$ 535,000	$ 957,000	$ 646,000
Short-term lease cost	0	0	0	0
Variable lease cost	$ 0	$ 0	$ 0	$ 0